Closing Stock Price at Transaction Date and Inputs to Black-Scholes Option Pricing (Detail) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 29, 2012	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2014	Dec. 31, 2014
Schedule Of Class Of Right Or Warrant Fair Value Assumption [Line Items]
Expected life (years)	60 months	6 years	3 years	4 years 7 months 2 days
Volatility		67.20%	29.70%	26.00%
Risk-free interest rate		0.00%	0.00%	0.00%
Dividends		1.40%	0.60%	0.50%
Note Warrant [Member]
Schedule Of Class Of Right Or Warrant Fair Value Assumption [Line Items]
Fair value of 9% Notes warrants					$ 186,897
Exercise price					$ 4.50	$ 10.00
Expected life (years)					5 years
Volatility					36.70%
Risk-free interest rate					0.70%
Dividends					0.00%
Warrant [Member]
Schedule Of Class Of Right Or Warrant Fair Value Assumption [Line Items]
Exercise price					$ 4.20
Expected life (years)					5 years
Volatility					48.00%
Risk-free interest rate					0.70%
Dividends					0.00%
Placement Agent Warrants [Member]
Schedule Of Class Of Right Or Warrant Fair Value Assumption [Line Items]
Exercise price					$ 4.00	$ 20.00
Expected life (years)					5 years
Volatility					36.70%
Risk-free interest rate					0.70%
Dividends					0.00%